Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—3.0%
217,094	[1]	AMC Networks, Inc.	$2,305,538
34,296	[1]	Bumble, Inc.	346,390
451,068	[1]	Cinemark Holdings, Inc.	7,731,306
329,640	[1]	E.W. Scripps Co.	1,239,446
178,225	[1]	iHeartMedia, Inc.	374,272
1,305,157	[1]	Lumen Technologies, Inc.	1,553,137
385,940	[1]	Madison Square Garden Spinco	15,109,551
95,716	[1]	MediaAlpha, Inc.	1,938,249
97,009		Shutterstock, Inc.	4,143,254
432,252	[1]	Vimeo Holdings, Inc.	1,551,785
		TOTAL	36,292,928
		Consumer Discretionary—10.4%
109,207	[1]	Abercrombie & Fitch Co., Class A	13,270,835
57,408	[1]	Adient PLC	1,714,777
502,325	[2]	Big Lots, Inc.	1,768,184
25,189	[1]	Brinker International, Inc.	1,350,130
51,531	[1]	Carvana Co.	4,272,950
737,010	[1]	Chegg, Inc.	3,810,342
131,795		Clarus Corp.	834,262
390,031	[1]	Coursera, Inc.	3,986,117
39,484	[1]	Duolingo, Inc.	8,913,513
113,267	[1]	Frontdoor, Inc.	3,476,164
291,016	[1,2]	Groupon, Inc.	3,364,145
2,460		Installed Building Products, Inc.	579,896
581,660	[1,2]	iRobot Corp.	4,979,010
164,447	[1]	Leslie’s, Inc.	646,277
45,866		Murphy USA, Inc.	18,980,268
411,221	[1]	National Vision Holdings, Inc.	7,163,470
10,593	[1]	ODP Corp./The	539,290
396,498	[2]	PetMed Express, Inc.	1,566,167
381,412	[1]	PlayAGS, Inc.	3,371,682
26,485	[1]	Potbelly Corp.	269,882
664,859	[1]	Rush Street Interactive, Inc.	4,248,449
52,930	[1]	Sally Beauty Holdings, Inc.	574,290
146,914	[1]	Taylor Morrison Home Corp.	8,228,653
55,740		Texas Roadhouse, Inc.	8,961,877
200,015		Upbound Group, Inc.	6,202,465
6,282	[1]	Visteon Corp.	694,978
17,307		Wingstop, Inc.	6,659,561
12,734		Winnebago Industries, Inc.	784,160
337,734		Wolverine World Wide, Inc.	3,627,263
		TOTAL	124,839,057
		Consumer Staples—4.2%
204,987	[1,2]	Beauty Health Co./The	662,108
170,607	[1]	Bellring Brands, Inc.	9,412,388
9,623		Coca-Cola Bottling Co.	7,948,598
12,753	[1]	elf Beauty, Inc.	2,072,745

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
56,637		Energizer Holdings, Inc.	$1,626,615
715,734	[1]	Hain Celestial Group, Inc.	4,394,607
88,937		Medifast, Inc.	2,448,436
777,233		Nu Skin Enterprises, Inc., Class A	9,140,260
127,648	[1]	Sprouts Farmers Market, Inc.	8,428,597
20,629		Turning Point Brands, Inc.	594,940
330,760	[1]	United Natural Foods, Inc.	2,953,687
34,672	[1]	Vital Farms, Inc.	927,823
		TOTAL	50,610,804
		Energy—6.3%
104,330	[1]	Amplify Energy Corp.	736,570
378,941		Ardmore Shipping Corp.	6,347,262
188,710		California Resources Corp.	9,975,210
12,002		Chord Energy Corp.	2,124,114
72,661		CONSOL Energy, Inc.	6,013,424
52,065	[1]	Dorian LPG Ltd.	2,151,326
101,376	[1]	Expro Group Holdings NV	1,901,814
115,811	[1]	Gulf Island Fabrication, Inc.	799,096
54,318		International Seaways, Inc.	3,003,242
65,723	[1]	Kodiak Gas Services	1,786,351
424,002		Liberty Energy, Inc.	9,328,044
16,160	[1]	Nabors Industries Ltd.	1,164,005
218,873	[1]	Oil States International, Inc.	873,303
181,758		PBF Energy, Inc.	9,682,249
37,267		Permian Resources Corp.	624,222
13,523		Scorpio Tankers, Inc.	951,478
178,740		SM Energy Co.	8,667,102
14,318		Teekay Tankers Ltd., Class A	834,310
86,320	[1]	US Silica Holdings, Inc.	1,331,918
62,301	[1]	Weatherford International PLC	7,701,650
		TOTAL	75,996,690
		Financials—16.9%
128,652		Amalgamated Financial Corp.	3,157,120
39,195		Artisan Partners Asset Management, Inc.	1,604,251
689,538	[1]	AvidXchange Holdings, Inc.	8,040,013
11,706		BancFirst Corp.	1,043,824
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	2,011,115
28,656	[1]	Bancorp, Inc., DE	857,961
55,246		BankUnited, Inc.	1,476,726
26,505		Bread Financial Holdings, Inc.	978,300
1,407,719		BrightSpire Capital, Inc.	8,854,553
309,108		Byline Bancorp, Inc.	6,698,370
183,907	[1]	Cantaloupe, Inc.	1,064,822
369,393		CNO Financial Group, Inc.	9,726,118
127,745	[1]	Customers Bancorp, Inc.	5,834,114
56,773		Employers Holdings, Inc.	2,417,962
18,123		Equity Bancshares, Inc.	603,677
1,938		Federal Agricultural Mortgage Association, Class C	360,720
578,841	[1,2]	Fidelis Insurance	10,754,866
69,125		Financial Institutions, Inc.	1,190,332
35,085		First Business Financial Services, Inc.	1,160,261
419,355		First Foundation, Inc.	2,298,065

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
93,495	[1]	Genworth Financial, Inc., Class A	$554,425
24,047		HCI Group, Inc.	2,745,686
24,559		Heritage Financial Corp.	435,677
31,294		Hometrust Bancshares, Inc.	804,256
113,779		Independent Bank Corp.- Michigan	2,822,857
388,519		Jackson Financial, Inc.	26,543,618
69,780		James River Group Holdings Ltd.	620,344
10,537		Kinsale Capital Group, Inc.	3,827,565
122,551		Ladder Capital Corp.	1,314,972
128,520	[1]	LendingTree, Inc.	6,203,660
237,653		Merchants Bancorp, Inc.	9,584,545
12,215		Midland States Bancorp, Inc.	267,509
20,223	[1]	Mr. Cooper Group, Inc.	1,561,216
30,151	[1]	NMI Holdings, Inc.	930,460
130,306		OFG Bancorp.	4,705,350
174,012	[1]	Oscar Health, Inc.	3,022,588
44,758	[1]	Paysafe Ltd.	636,459
39,120		Peapack-Gladstone Financial Corp.	875,506
20,893		Peoples Bancorp, Inc.	606,733
27,694		Preferred Bank Los Angeles, CA	2,096,159
135,085		PROG Holdings, Inc.	4,490,225
95,810		QCR Holdings, Inc.	5,265,718
65,810		RLI Corp.	9,302,243
10,060		Selective Insurance Group, Inc.	1,022,599
436,583	[1]	Siriuspoint Ltd.	5,142,948
263,912	[1]	Skyward Specialty Insurance Group, Inc.	9,215,807
689,870	[1]	StoneCo Ltd.	10,761,972
52,911		Tiptree, Inc.	842,872
298,142		Trustmark Corp.	8,825,003
42,612		Universal Insurance Holdings, Inc.	831,786
121,072		Victory Capital Holdings	6,157,722
153,420		Western New England Bancorp, Inc.	926,657
		TOTAL	203,078,307
		Health Care—14.2%
1,098,194	[1]	ADMA Biologics, Inc.	7,160,225
89,126	[1,2]	Agenus, Inc.	1,080,207
277,263	[1]	Alkermes, Inc.	6,804,034
249,033	[1]	Amneal Pharmaceuticals, Inc.	1,506,650
147,437	[1]	Arcellx, Inc.	7,374,799
228,803	[1,2]	Arcutis Biotherapeutics, Inc.	1,903,641
114,213	[1]	Arvinas, Inc.	3,628,547
421,642	[1]	Atea Pharmaceuticals, Inc.	1,560,075
45,082	[1]	Biohaven Ltd.	1,749,182
20,716	[1]	Blueprint Medicines Corp.	1,892,199
31,947	[1]	Catalyst Pharmaceutical Partners, Inc.	480,802
743,230	[1]	Codexis, Inc.	2,162,799
208,255	[1]	Collegium Pharmaceutical, Inc.	7,690,857
753,773	[1]	Community Health Systems, Inc.	2,487,451
29,239	[1]	Corcept Therapeutics, Inc.	681,853
60,701	[1]	Dynavax Technologies Corp.	690,170
21,572	[1]	Edgewise Therapeutics, Inc.	387,002
244,455	[1,2]	Emergent BioSolutions, Inc.	459,575

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
65,490	[1]	Enanta Pharmaceuticals, Inc.	$899,833
367,841	[1]	EyePoint Pharmaceuticals, Inc.	6,474,002
666,781	[1]	Fate Therapeutics, Inc.	2,633,785
18,783	[1]	Haemonetics Corp.	1,727,097
275,867	[1]	Halozyme Therapeutics, Inc.	10,510,533
315,600	[1]	Harmony Biosciences Holdings, Inc.	9,755,196
526,681	[1]	Hims & Hers Health, Inc.	6,599,313
441,111	[1]	Inmode Ltd.	7,582,698
317,847	[1]	Inogen, Inc.	2,161,360
16,549	[1]	Ligand Pharmaceuticals, Inc., Class B	1,156,610
69,084	[1]	Liquidia Technologies, Inc.	887,729
69,674	[1]	Livanova PLC	3,884,326
106,643	[1]	MacroGenics, Inc.	1,576,184
467,175	[1]	MiMedx Group, Inc.	2,877,798
247,530	[1]	Nevro Corp.	2,618,867
359,671	[1]	Nuvation Bio, Inc.	1,075,416
84,885	[1]	OptimizeRX Corp	865,827
111,487		Owens & Minor, Inc.	2,758,188
126,746	[1,2]	Pacific Biosciences of California, Inc.	209,131
27,232	[1]	Pacira BioSciences, Inc.	714,840
184,133	[1]	Pediatrix Medical Group	1,633,260
7,066	[1]	PROCEPT BioRobotics Corp.	374,357
164,742	[1]	RAPT Therapeutics, Inc.	1,268,513
612,710	[1]	Relay Therapeutics, Inc.	3,994,869
1,428,879	[1]	Revance Therapeutics, Inc.	5,158,253
212,904	[1]	RxSight, Inc.	11,098,686
870,061	[1]	Siga Technologies, Inc.	7,639,136
219,051	[1]	Silk Road Medical, Inc.	4,258,351
27,130	[1]	Supernus Pharmaceuticals, Inc.	816,613
180,580	[1]	Tactile Systems Technology, Inc.	2,486,587
62,214	[1]	Tango Therapeutics, Inc.	479,048
22,412	[1]	Tarsus Pharmaceuticals, Inc.	704,409
62,049	[1]	Travere Therapeutics, Inc.	343,131
491,179	[1]	TruBridge, Inc.	3,880,314
624,548	[1]	Vanda Pharmaceuticals, Inc.	2,972,848
15,153	[1]	Vericel Corp	695,068
313,167	[1]	Vir Biotechnology, Inc.	2,649,393
270,353	[1]	Voyager Therapeutics, Inc.	2,114,160
171,954	[1]	Zymeworks, Inc.	1,475,365
		TOTAL	170,711,162
		Industrials—18.2%
37,070	[1]	Atkore, Inc.	6,498,371
102,683	[1]	Atmus Filtration Technologies, Inc.	3,110,268
59,682	[1]	Beacon Roofing Supply, Inc.	5,880,467
174,056	[1]	Blue Bird Corp.	5,736,015
74,422		Boise Cascade Co.	9,843,798
329,259	[1]	BrightView Holdings, Inc.	3,704,164
59,331	[1]	Cimpress PLC	5,059,154
96,294	[1]	Concrete Pumping Holdings, Inc.	640,355
9,660	[1]	Construction Partners, Inc.	498,842
39,586	[1]	DNOW, Inc.	558,558
29,096		Emcor Group, Inc.	10,392,218

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
307,839	[1]	Enviri Corp.	$2,394,987
106,155	[1]	Exlservice Holding, Inc.	3,078,495
37,828	[1]	Forrester Research, Inc.	688,091
287,198		Forward Air Corp.	6,324,100
106,672	[1]	Franklin Covey Co.	4,153,808
292,634	[1]	GMS, Inc.	27,074,498
60,278		Griffon Corp.	3,949,415
56,589		Heidrick & Struggles International, Inc.	1,668,244
74,039		Hurco Co., Inc.	1,340,106
53,181	[1]	Huron Consulting Group, Inc.	4,958,596
140,780		Hyster-Yale Materials Handling, Inc.	8,245,485
235,926	[1]	JELD-WEN Holding, Inc.	4,836,483
93,670	[1]	Legalzoom.com, Inc.	1,119,356
364,046	[1]	Manitowoc, Inc.	4,404,957
515,285	[1]	Mistras Group, Inc.	4,508,744
61,335	[1]	MRC Global, Inc.	688,792
241,238	[1]	NEXTracker, Inc.	10,322,574
301,705	[1]	Parsons Corp.	23,686,860
22,977		Primoris Services Corp.	1,070,728
30,701		Resources Connection, Inc.	339,246
402,732		REV Group, Inc.	8,803,722
269,215	[1]	SkyWest, Inc.	19,660,771
185,566	[1,2]	Spirit Airlines, Inc.	655,048
1,508,376	[1,2]	SunPower Corp.	3,107,255
7,942		Tennant Co.	925,084
111,166		Terex Corp.	6,230,854
384,335		The Shyft Group, Inc.	4,181,565
45,806	[1]	Thermon Group Holdings, Inc.	1,462,586
215,216	[1]	Triumph Group, Inc.	2,875,286
355,721		TTEC Holdings, Inc.	2,589,649
8,114		Universal Truckload Services, Inc.	362,534
121,793	[1]	Upwork, Inc.	1,424,978
		TOTAL	219,055,107
		Information Technology—13.6%
489,718	[1]	8x8, Inc.	1,082,277
1,592,849		Adtran Holdings, Inc.	6,976,679
405,999	[1,2]	Aehr Test Systems	4,863,868
138,106	[1]	Alkami Technology, Inc.	3,324,211
24,709	[1]	AppFolio, Inc.	5,603,507
516,923	[1]	Arlo Technologies, Inc.	6,399,507
593,776	[1]	AvePoint, Inc.	4,613,640
53,709	[1]	Box, Inc.	1,397,508
61,998	[1]	Braze, Inc.	2,597,716
327,197	[1]	Clear Secure, Inc.	5,716,132
101,493	[1]	Clearfield, Inc.	3,056,969
361,831	[1]	CommScope Holdings Co., Inc.	323,477
30,852	[1]	Commvault Systems, Inc.	3,161,405
131,832	[2]	Comtech Telecommunications Corp.	247,844
251,534	[1]	Couchbase, Inc.	6,072,031
265,435	[1]	Digital Turbine, Inc.	506,981
178,590	[1]	Extreme Networks, Inc.	2,000,208
383,471	[1]	Freshworks, Inc.	6,844,957

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
39,127	[1]	Harmonic Lightwaves, Inc.	$420,224
42,235		InterDigital, Inc.	4,169,862
291,222	[1]	LiveRamp Holdings, Inc.	9,351,138
1,245,334	[1,2]	Maxeon Solar Technologies Ltd.	2,428,401
75,401	[1]	MaxLinear, Inc.	1,567,587
980,669		Methode Electronics, Inc., Class A	11,954,355
1,307	[1,2]	MicroStrategy, Inc., Class A	1,391,994
150,212	[1]	NetScout Systems, Inc.	2,893,083
762,021	[1]	ON24, Inc.	5,021,718
109,945	[1]	Perficient, Inc.	5,196,001
16,540	[1]	Qualys, Inc.	2,711,071
732,729	[1,2]	Rackspace Technology, Inc.	1,260,294
408,683	[1]	Ribbon Communications, Inc.	1,295,525
127,613		Sapiens International Corp. NV	3,930,480
27,482	[1]	Semrush Holdings, Inc.	336,380
10,184	[1]	Semtech Corp.	383,122
23,459	[1]	SMART Global Holdings, Inc.	428,596
414,835	[1]	SolarWinds Corp.	4,571,482
1,889	[1]	SPS Commerce, Inc.	328,440
312,464	[1]	Squarespace, Inc.	10,892,495
1,066	[1]	Super Micro Computer, Inc.	915,481
8,077	[1]	Synaptics, Inc.	726,607
247,787	[1]	Telos Corp.	852,387
21,959	[1]	Tenable Holdings, Inc.	987,496
668,306	[1]	Unisys Corp.	3,628,902
160,764	[1]	Varonis Systems, Inc.	7,033,425
52,046	[1]	Verint Systems, Inc.	1,575,953
8,286	[1]	Viant Technology, Inc.	72,834
12,861	[1]	Vishay Precision Group, Inc.	424,413
409,899	[1]	Weave Communications, Inc.	4,381,820
189,235		Xerox Holdings Corp.	2,514,933
800,452	[1]	Yext, Inc.	4,394,482
		TOTAL	162,829,898
		Materials—5.3%
88,001		Commercial Metals Corp.	4,729,174
376,874	[1]	Constellium SE	7,420,649
184,229	[1]	Knife River Corp.	14,404,866
14,411		Koppers Holdings, Inc.	738,996
99,914		Myers Industries, Inc.	2,188,117
1,035,464	[1]	Rayonier Advanced Materials, Inc.	3,862,281
362,895	[1]	Summit Materials, Inc.	14,116,615
770,710		SunCoke Energy, Inc.	7,946,020
116,001		Warrior Met Coal, Inc.	7,928,668
		TOTAL	63,335,386
		Real Estate—4.5%
607,485	[1]	Anywhere Real Estate, Inc.	2,952,377
2,538,810		Brandywine Realty Trust	11,526,197
304,137		Empire State Realty Trust, Inc.	2,767,647
75,685		Essential Properties Realty Trust, Inc.	1,993,543
26,001	[1]	Forestar Group, Inc.	805,771
482,799		Macerich Co. (The)	6,643,314
294,964		Newmark Group, Inc.	2,822,805

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
561,183	[2]	Office Properties Income Trust	$1,133,590
979,085	[1,2]	Redfin Corp.	5,492,667
315,535		RMR Group, Inc./The	7,484,490
14,645	[2]	SL Green Realty Corp.	729,760
155,006		Tanger, Inc.	4,394,420
824,318		Uniti Group, Inc.	4,739,829
		TOTAL	53,486,410
		Utilities—1.3%
8,309		Chesapeake Utilities Corp.	879,674
91,077		Genie Energy Ltd.	1,392,568
6,262		ONE Gas, Inc.	404,024
101,187		Otter Tail Corp.	8,637,322
98,114		Portland General Electric Co.	4,241,468
		TOTAL	15,555,056
		TOTAL COMMON STOCKS (IDENTIFIED COST $985,743,188)	1,175,790,805
		INVESTMENT COMPANIES—4.4%
27,386,547		Federated Hermes Government Obligations Fund, Premier Shares, 5.22%[3]	27,386,547
25,510,120		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[3]	25,510,120
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $52,897,472)	52,896,667
		TOTAL INVESTMENT IN SECURITIES—102.3% (IDENTIFIED COST $1,038,640,660)	1,228,687,472
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[4]	(27,340,482)
		TOTAL NET ASSETS—100%	$1,201,346,990
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2024, were as follows:
Affiliated	Value as of 7/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 4/30/2024	Shares Held as of 4/30/2024	Dividend Income*
Health Care:
Dynavax Technologies Corp.	$—	$748,796	$—	$(58,626)	$—	$690,170	60,701	$—
Siga Technologies, Inc.**	$15,831,626	$—	$(12,765,289)	$4,428,684	$144,115	$7,639,136	870,061	$810,871
Affiliated issuers no longer in the portfolio at period end	$8,963,549	$910,244	$(8,267,263)	$(4,884,805)	$3,278,275	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$24,795,175	$1,659,040	$(21,032,552)	$(514,747)	$3,422,390	$8,329,306	930,762	$810,871

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2024, the Fund no longer has ownership of at least 5% of the voting shares.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$29,537,824	$8,766,419	$38,304,243
Purchases at Cost	$163,706,066	$211,559,129	$375,265,195
Proceeds from Sales	$(165,857,343)	$(194,811,156)	$(360,668,499)
Change in Unrealized Appreciation/Depreciation	$—	$(1,676)	$(1,676)
Net Realized Gain/(Loss)	$—	$(2,596)	$(2,596)
Value as of 4/30/2024	$27,386,547	$25,510,120	$52,896,667
Shares Held as of 4/30/2024	27,386,547	25,510,120	52,896,667
Dividend Income	$835,134	$864,743	$1,699,877

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$25,158,477	$27,386,547

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Commitee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.